DISCONTINUED OPERATIONS (Tables) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]	2 Months Ended
Mar. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	25,179	31,430
Property and equipment	1,139,517	1,139,517
Total assets classified as held for sale	1,164,696	1,170,947

Carrying amounts of the major classes of liabilities included in discontinued operations:
Long-term debt	392,320	396,943
Total liabilities classified as held for sale	392,320	396,943

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	Years ended
	March 31, 2024	January 31, 2024
	$	$
Revenue	-	-
Cost of sales	-	-
Gross loss	-	-

Expenses
Selling, general and administrative expenses	19,997	116,728
Loss on lease termination	-	13,419
Other expenses	2,968	18,526
Net loss from discontinued operations before income tax expense	(22,965)	(148,673)
Income tax recovery	-	66,856
Net loss from discontinued operations after income tax expense	(22,965)	(81,817)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	Years ended
	March 31, 2024	January 31, 2024
	$	$
Net cash provided by operating activities of discontinued operations	6,861	68,599
Net cash used in financing activities of discontinued operations	(7,591)	(45,551)